Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2013
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2011 and 2012 and March 31, 2013:

	December 31,		March 31, 2013
	2011	2012
			(unaudited)
Accrued professional fees	$6,765	$2,933	$2,050
Accrued payroll and related expenses	3,479	4,581	4,583
Accrued income taxes	16	767	1,696
Accrued non-income taxes	436	—	—
Accrued insurance expense	120	455	983
Other	1,566	3,028	2,386

Total	$12,382	$11,764	$11,698